Revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenue
28.	Revenue

(a)	Disaggregation of revenue

1)	Details of revenue disaggregated by types of revenue and timing of revenue recognition for the years ended December 31, 2016, 2017 and 2018 were as follows:

①	For the year ended December 31, 2016

	Steel		Trading	Construction	Others	Total
	(in millions of Won)
Types of revenue
Revenue from sales of goods	￦	26,687,899	16,602,482	11,496	243,149	43,545,026
Revenue from services		102,657	24,703	50,189	2,237,129	2,414,678
Revenue from construction contract		—	—	6,474,192	23,087	6,497,279
Others		53,599	146,893	88,728	193,568	482,788

	￦	26,844,155	16,774,078	6,624,605	2,696,933	52,939,771

Timing of revenue recognition
Revenue recognized at a point in time	￦	26,741,498	16,749,375	100,224	446,667	44,037,764
Revenue recognized over time		102,657	24,703	6,524,381	2,250,266	8,902,007

	￦	26,844,155	16,774,078	6,624,605	2,696,933	52,939,771

②	For the year ended December 31, 2017

	Steel		Trading	Construction	Others	Total
	(in millions of Won)
Types of revenue
Revenue from sales of goods	￦	30,064,680	20,655,267	20,368	617,394	51,357,709
Revenue from services		111,494	28,793	48,408	1,876,179	2,064,874
Revenue from construction contract		—	—	6,262,038	37,154	6,299,192
Others		54,194	118,147	87,559	205,192	465,092

	￦	30,230,368	20,802,207	6,418,373	2,735,919	60,186,867

Timing of revenue recognition
Revenue recognized at a point in time	￦	30,118,874	20,773,414	107,927	832,369	51,832,584
Revenue recognized over time		111,494	28,793	6,310,446	1,903,550	8,354,283

	￦	30,230,368	20,802,207	6,418,373	2,735,919	60,186,867

③	For the year ended December 31, 2018

	Steel		Trading	Construction	Others	Total
	(in millions of Won)
Types of revenue
Revenue from sales of goods	￦	31,733,609	21,632,183	3,568	605,206	53,974,566
Revenue from services		583,359	611,752	63,922	2,274,606	3,533,639
Revenue from construction contract		—	—	6,860,995	272,778	7,133,773
Others		41,041	163,782	17,784	290,051	512,658

	￦	32,358,009	22,407,717	6,946,269	3,442,641	65,154,636

Timing of revenue recognition
Revenue recognized at a point in time	￦	31,774,650	21,795,965	127,182	906,120	54,603,917
Revenue recognized over time		583,359	611,752	6,819,087	2,536,521	10,550,719

	￦	32,358,009	22,407,717	6,946,269	3,442,641	65,154,636

(b)

Details of contract assets and liabilities from contracts with customers as of December 31, 2018 and January 1, 2018, the initial application date of IFRS No. 15 “Revenue from Contracts with Customers” and IFRS No. 9 “Financial Instruments”, are as follows;

	The date of initial application (January 1, 2018)		2018
	(in millions of Won)
Receivables
Account receivables	￦	8,795,470	8,819,617

Contract assets
Due from customers for contract work		647,385	737,712

Contract liabilities
Advance received		1,547,247	1,278,731
Due to customers for contract work		751,933	641,064
Unearned revenue		77,657	91,872